Note 23 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
	At December 31, 2025			At December 31, 2024
	Amortized Cost	FVTPL	Total	Amortized Cost	FVTPL	Total
Cash	$21,197	$-	$21,197	$4,912	$-	$4,912
Marketable securities	-	7,783	7,783	-	2,358	2,358
Other investments	-	2,031	2,031	-	2,063	2,063
Deposits	66		66	191	-	191
Accounts receivable	395		395	54	-	54
Total financial assets	$21,658	$9,814	$31,472	$5,157	$4,421	$9,578
Accounts payable and accrued liabilities	(2,023)	-	(2,023)	855	-	855
Deferred government grant	(22)		(22)	-	-	-
Total financial liabilities	$(2,045)	$-	$(2,045)	$855	$-	$855

Disclosure of fair value measurement [text block]
	Level 1	Level 2	Level 3	Total
Marketable securities	7,783	-	-	7,783
Other investments	-	-	2,031	2,031
Total	7,783	-	2,031	9,814

Reconciliation of changes in fair value measurement, assets [text block]
Total
Balance at December 31, 2023	$-
Additions	2,063
Balance at December 31, 2024	$2,063
Revaluation recognized in net loss for the year	(32)
Balance at December 31, 2025	$2,031

Disclosure of liquidity risk [text block]
	Within 1 year	2 to 3 years	Over 3 years	At December 31, 2025	At December 31, 2024
Accounts payable and accrued liabilities	$2,023	$-	$-	$2,023	$855
Deferred government grant	22	-	-	22	-
Flow-through expenditure requirements	790	-	-	790	944
Undiscounted lease payments	-	-	-	-	65
Total	$2,835	$-	$-	$2,835	$1,864

Disclosure of market risk [text block]
	At December 31, 2025	At December 31, 2024
Financial assets
US$ bank accounts	$19	$1
Financial liabilities
Accounts payable	(244)	-
	$(225)	$1